Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2022		140,027
Beginning balance at Dec. 31, 2022	$ 2,646,556	$ 14	$ 3,234,860	$ (292)	$ (588,026)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock pursuant to equity incentive plans (in shares)		3,475
Issuance of common stock pursuant to equity incentive plans	18,757		18,757
Stock-based compensation expense	370,130		370,130
Foreign currency translation adjustment	451			451
Net income (loss)	(709,561)				(709,561)
Ending balance (in shares) at Dec. 31, 2023		143,502
Ending balance at Dec. 31, 2023	2,326,333	$ 14	3,623,747	159	(1,297,587)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock pursuant to equity incentive plans (in shares)		3,906
Issuance of common stock pursuant to equity incentive plans	9,380	$ 1	9,379
Stock-based compensation expense	384,662		384,662
Shares withheld for taxes related to net share settlement of equity awards (in shares)		(1,498)
Shares withheld for taxes related to net share settlement of equity awards	(96,356)		(96,356)
Foreign currency translation adjustment	(1,896)			(1,896)
Net income (loss)	(129,386)				(129,386)
Ending balance (in shares) at Dec. 31, 2024		145,910
Ending balance at Dec. 31, 2024	2,492,737	$ 15	3,921,432	(1,737)	(1,426,973)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock pursuant to equity incentive plans (in shares)		5,383
Issuance of common stock pursuant to equity incentive plans	34,734		34,734
Stock-based compensation expense	354,169		354,169
Shares withheld for taxes related to net share settlement of equity awards (in shares)		(1,900)
Shares withheld for taxes related to net share settlement of equity awards	(164,850)		(164,850)
Repurchases and retirement of common stock (in shares)		(1,543)
Repurchases and retirement of common stock	(149,982)				(149,982)
Foreign currency translation adjustment	2,776			2,776
Net income (loss)	88,361				88,361
Ending balance (in shares) at Dec. 31, 2025		147,850
Ending balance at Dec. 31, 2025	$ 2,657,945	$ 15	$ 4,145,485	$ 1,039	$ (1,488,594)